Segment Reporting - Summary of Geographical Information (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Goodwill	$ 1,197	$ 1,197
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Olympic Dam [member]
Statement [Line Items]
Goodwill		$ 950	$ 950